Capital and reserves - Summary of company issued shares (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024
Disclosure Of Issued Capital [Line Items]
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares		210,072,039
Conversion of redeemable preferred shares into Class A ordinary shares		334,309,270
Cancellation of treasury shares, value	¥ 151,700
Class A Ordinary Shares [Member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares		0
Re-designation from ordinary shares before the completion of the IPO		149,442,793
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares		209,672,489
Conversion of redeemable preferred shares into Class A ordinary shares		334,309,270
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, shares		88,000,222
Cancellation of treasury shares		(10,025,092)
Ending balance, shares		771,399,682
Beginning balance ,value		¥ 0
Re-designation from ordinary shares before the completion of the IPO, value		11
Conversion of non-redeemable preferred shares into Class A and Class B ordinary value		15
Conversion of redeemable preferred shares into Class A ordinary value		23
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, value		6
Cancellation of treasury shares, value		(1)
Ending balance ,value		¥ 54
Class B Ordinary Shares [Member]
Disclosure Of Issued Capital [Line Items]
Beginning balance ,shares		0
Re-designation from ordinary shares before the completion of the IPO		54,414,873
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares		399,550
Conversion of redeemable preferred shares into Class A ordinary shares		0
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, shares		0
Cancellation of treasury shares		0
Ending balance, shares		54,814,423
Beginning balance ,value		¥ 0
Re-designation from ordinary shares before the completion of the IPO, value		4
Conversion of redeemable preferred shares into Class A ordinary value		0
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, value		0
Cancellation of treasury shares, value		0
Ending balance ,value		¥ 4